TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TRADE AND OTHER RECEIVABLES.
Trade receivables	$ 982	$ 1,141	$ 1,166
Less: Loss Allowance	(71)	(59)	(62)	$ (69)
Trade receivables - net	911	1,082	1,104
Derivatives - forward foreign exchange, currency swaps and interest rate contracts	24	26	37
Other receivables	100	124	107
Current tax receivable	95	21
Prepayments	81	75	69
Total trade and other receivables, current	1,211	1,328	1,317
Other non-current assets	33	35	16
Total trade and other receivables	$ 1,244	$ 1,363	$ 1,333